Loans Receivable and Allowance for Loan Losses - Troubled Debt Restructurings by Class (Detail) (Real Estate [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 Multi-Family Real Estate [Member] SecurityLoan	Mar. 31, 2012 One-to-Four Family Real Estate [Member] SecurityLoan
Financing Receivable, Modifications [Line Items]
Number of Loans	1	3
Pre-restructuring Outstanding Recorded Investment	$ 237	$ 586
Post-restructuring Outstanding Recorded Investment	210	596
Charge-off Recorded Upon Restructuring	$ 27	$ 31